INCOME TAXES (Tables)	12 Months Ended
Jul. 31, 2014
INCOME TAXES [Abstract]
Schedule of deferred tax assets and liabilities

Significant components of the Company's deferred tax assets and liabilities as of July 31, 2014 and 2013 are a result of temporary differences related to the items described as follows:

	2014		2013
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$199,413	$-	$222,408	$-
Unbilled receivables	-	1,149,512	-	976,652
Property and equipment	-	2,964,078	-	2,557,262
Deferred revenue	946,033	-	-	-
Unrealized gain on marketable securities	-	106,291	-	150,001
Other	418,376	-	453,536	-
	$1,563,822	$4,219,881	$675,944	$3,683,915

Schedule of income tax expense

Income taxes provided for the years ended July 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Current:
Federal	$501,667	$30,642	$362,463
State and City	348,333	202,358	291,537
Deferred taxes:
Federal	(187,000)	267,000	408,000
State and City	(122,000)	18,000	469,000
Total provision	$541,000	$518,000	$1,531,000

Components of deferred tax provision (benefit)

Components of the deferred tax provision (benefit) for the years ended July 31, 2014, 2013 and 2012 consist of the following:

	2014	2013	2012
Tax depreciation exceeding book depreciation	$406,019	$380,598	$695,771
Decrease (increase) of rental income
received in advance	22,995	(39,528)	(106,944)
Increase (decrease) in unbilled receivables	172,860	(19,005)	449,617
Deferred revenue	(946,033)	-	-
Other	35,159	(37,065)	(161,444)
	$(309,000)	$285,000	$877,000

Schedule of effective income tax rate reconciliation

Taxes provided for the years ended July 31, 2014, 2013 and 2012 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2014	2013	2012
Income before income taxes	$1,280,323	$1,181,671	$2,801,353
Dividends received deduction	(8,205)	(12,590)	(7,992)
Other-net	10,124	10,567	8,023
Adjusted pre-tax income	$1,282,242	$1,179,648	$2,801,384
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$433,100	$366,444	$869,586
State and City income taxes, net of federal income tax benefit	229,900	133,556	192,414
State and City deferred income taxes	(122,000)	18,000	469,000
Income tax provision	$541,000	$518,000	$1,531,000